Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer Deposits [Line Items]
Advances for real estate properties	$ 2,372,468,138	$ 2,332,850,810
Add: increase in revenue recognized in excess of amounts received from customers	26,302,454	59,622,703
Less: recognized as progress billings	(1,236,340,124)	(1,439,534,129)
Customer deposits (Note 2(h))	$ 1,162,430,468	$ 952,939,384
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%